Intangible Assets - Schedule of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets [Line Items]
Opening balance - vessel purchase options and software development		$ 92	$ 13,671
Impairment - vessel purchase options	(17,082)		(13,645)	(17,082)
Addition - software development			71
Depreciation - software development		(19)	(5)
Closing balance		$ 73	$ 92	$ 13,671